Quarterly Holdings Report
for
Fidelity® Intermediate Treasury Bond Index Fund
May 31, 2026
ITB-NPRT1-0726
1.832120.120
U.S. Treasury Obligations - 99.4%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Notes 1.25% 8/15/2031	1.31 to 4.37	436,381,600	377,265,530
US Treasury Notes 1.375% 11/15/2031	1.44 to 3.86	257,080,400	222,063,237
US Treasury Notes 1.625% 5/15/2031	1.44 to 4.41	77,375,100	68,694,581
US Treasury Notes 1.875% 2/15/2032	2.33 to 4.08	203,174,000	179,292,461
US Treasury Notes 2.75% 8/15/2032	3.53 to 4.27	245,736,200	225,875,724
US Treasury Notes 2.875% 5/15/2032	2.86 to 4.45	281,000,100	261,220,329
US Treasury Notes 3.375% 5/15/2033	3.83 to 4.41	292,438,300	276,479,851
US Treasury Notes 3.5% 2/15/2033	3.48 to 4.21	257,011,300	245,516,069
US Treasury Notes 3.625% 9/30/2031	3.66	75,250,000	73,295,264
US Treasury Notes 3.75% 10/31/2032	3.78 to 3.94	140,300,000	136,365,023
US Treasury Notes 3.75% 11/30/2032	3.70 to 3.92	246,650,000	239,606,986
US Treasury Notes 3.75% 8/31/2031	3.71 to 3.95	96,680,000	94,780,389
US Treasury Notes 3.875% 12/31/2032	3.94 to 4.02	136,700,000	133,682,989
US Treasury Notes 3.875% 8/15/2033	3.85 to 4.91	267,144,600	260,163,361
US Treasury Notes 3.875% 8/15/2034	3.92 to 4.65	215,050,600	207,957,005
US Treasury Notes 3.875% 8/31/2032	3.79 to 3.84	62,950,000	61,693,459
US Treasury Notes 3.875% 9/30/2032	3.88 to 3.89	57,850,000	56,672,662
US Treasury Notes 4% 1/31/2033	3.71 to 4.27	135,900,000	133,797,797
US Treasury Notes 4% 11/15/2035	4.02 to 4.26	305,600,000	295,572,500
US Treasury Notes 4% 2/15/2034	4.19 to 4.69	279,277,800	273,266,781
US Treasury Notes 4% 4/30/2032	3.74 to 4.16	124,000,000	122,624,375
US Treasury Notes 4% 6/30/2032	3.99	25,600,000	25,291,999
US Treasury Notes 4% 7/31/2032	3.76 to 4.14	451,200,000	445,507,124
US Treasury Notes 4.125% 11/15/2032	3.64 to 3.87	174,721,100	173,485,768
US Treasury Notes 4.125% 11/30/2031	3.84 to 4.49	71,200,000	70,999,750
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.39	317,700,000	309,906,422
US Treasury Notes 4.125% 2/29/2032	4.10 to 4.21	67,900,000	67,626,808
US Treasury Notes 4.125% 3/31/2031	4.20 to 4.39	51,132,400	51,086,461
US Treasury Notes 4.125% 3/31/2032	4.15	80,800,000	80,459,125
US Treasury Notes 4.125% 4/30/2033	4.19 to 4.43	131,550,000	130,316,719
US Treasury Notes 4.125% 5/31/2032	3.77 to 3.99	130,550,000	129,900,553
US Treasury Notes 4.125% 7/31/2031	3.81 to 3.97	76,083,800	75,968,077
US Treasury Notes 4.25% 11/15/2034	3.87 to 4.58	351,300,000	348,239,847
US Treasury Notes 4.25% 2/28/2031	4.27	26,821,700	26,947,426
US Treasury Notes 4.25% 3/31/2033	4.13 to 4.15	109,050,000	108,879,609
US Treasury Notes 4.25% 5/15/2035	4.02 to 4.39	301,400,000	298,032,795
US Treasury Notes 4.25% 8/15/2035	4.02 to 4.41	351,250,000	346,927,978
US Treasury Notes 4.375% 1/31/2032	4.36 to 4.44	89,900,000	90,697,160
US Treasury Notes 4.375% 5/15/2034	3.90 to 4.49	326,440,300	327,179,890
US Treasury Notes 4.375% 5/15/2036	4.44	118,050,000	117,441,305
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.34	463,672,600	469,142,490
US Treasury Notes 4.5% 12/31/2031	4.49 to 4.55	111,600,000	113,300,157
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.35	278,910,000	283,747,359
US Treasury Notes 4.625% 4/30/2031	3.67 to 4.71	39,392,200	40,216,974
US Treasury Notes 4.625% 5/31/2031	3.77 to 4.51	69,558,100	71,017,190
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,297,487,906)			8,148,205,359

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $50,634,348)	3.67	50,624,224	50,634,348

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,348,122,254)	8,198,839,707
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,569,694
NET ASSETS - 100.0%	8,202,409,401

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	29,931,350	223,821,172	203,118,174	204,745	-	-	50,634,348	50,624,224	0.1%
Fidelity Securities Lending Cash Central Fund	-	793,263,955	793,263,955	23,903	-	-	-	-	0.0%
Total	29,931,350	1,017,085,127	996,382,129	228,648	-	-	50,634,348

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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